Subsequent Events (Details Narrative) - USD ($)	Aug. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, shares issued		1,000,001	1,000,001
Subsequent Event [Member] | George Sharp [Member]
Cash invested	$ 50,000
Consulting fees	$ 50,000
Preferred stock, shares issued	300,000
Preferred stock voting rights	10,000 votes for each share of prefer